Deferred Subsidy Income (Details Narrative) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Subsidy of contractual obligation	$ 471,901	$ 471,901
Deferred subsidy income	154,683	181,639
RMB [Member]
Subsidy of contractual obligation	$ 3,245,000	$ 3,245,000